Reconciliation of unrecognized tax benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Beginning Balance	$ 19.5	$ 26.3
Unrecognized Tax Benefits Increases Resulting From Current Period Tax Positions	1.1	3.7
Unrecognized Tax Benefits Increases Resulting From Prior Period Tax Positions	0	2.1
Reduction as a result of lapse of statute of limitations	(6.3)	(6.0)
Unrecognized Tax Benefits, Decreases Resulting from Current Period Tax Positions	(0.2)
Unrecognized Tax Benefits Decreases Resulting From Prior Period Tax Positions	(0.7)	0
Unrecognized Tax Benefits Decreases Resulting From Settlements With Taxing Authorities	0	(6.6)
Ending Balance	$ 13.4	$ 19.5